OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Details)	12 Months Ended
Mar. 31, 2022 CAD ($)
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning Period Right Of Use Of Assets	$ 0
Addition	100,877
Amortization	(18,493)
Ending period Right Of Use Of Assets	$ 82,384